As filed with the Securities and Exchange Commission on September 23, 2011
1933 Act File No. 333-28697
1940 Act File No. 811-08243

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☑
Pre-Effective Amendment No.		☐

Post-Effective Amendment No.	115	☑

	and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☑
Amendment No.	116	☑

(Check appropriate box or boxes.)
Direxion Funds
33 Whitehall Street, 10th Floor
New York, New York 10004
(Exact name of Registrant as Specified in Charter)
(Address of Principal Executive Office) (Zip Code)
Registrant’s Telephone Number, including Area Code: (646) 572-3390
Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, New York 10004
(Name and Address of Agent for Service)
Copy to:

Adam R. Henkel	Francine J. Rosenberger
U.S. Bancorp Fund Services, LLC	K&L Gates LLP
615 East Michigan	1601 K Street, NW
Milwaukee, WI 53202	Washington, DC 20006
It is proposed that this filing will become effective (check appropriate box)
☑	immediately upon filing pursuant to paragraph (b)

☐	On (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s prospectus that was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 113 to the Registrant’s registration statement on August 29, 2011.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 115 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 115 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on September 23, 2011.

DIREXION FUNDS
By:	/s/ Daniel D. O’Neill*
Daniel D. O’Neill
President

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 115 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Lawrence C. Rafferty*	Chairman of the Board	September 23, 2011
Lawrence C. Rafferty

/s/ Daniel J. Byrne*	Trustee	September 23, 2011
Daniel J. Byrne

/s/ Gerald E. Shanley III*	Trustee	September 23, 2011
Gerald E. Shanley III

/s/ John Weisser*	Trustee	September 23, 2011
John Weisser

/s/ Patrick J. Rudnick	Principal Financial	September 23, 2011
Patrick J. Rudnick	Officer and Treasurer

/s/ Daniel D. O’Neill*	President and Principal	September 23, 2011
Daniel D. O’Neill	Executive Officer

*By:	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial
Officer, Treasurer and Attorney-In Fact

EXHIBIT INDEX

Exhibit	Exhibit No.

Instance Document	EX-101.INS

Schema Document	EX-101.SCH

Calculation Linkbase Document	EX-101.CAL

Definition Linkbase Document	EX-101.DEF

Label Linkbase Document	EX-101.LAB

Presentation Linkbase Document	EX-101.PRE

POWER OF ATTORNEY
DIREXION FUNDS
DIREXION INSURANCE TRUST
The undersigned trustees and officers of the Direxion Funds and the Direxion Insurance Trust, each a Massachusetts business trust (the “Trusts”), do hereby constitute and appoint Daniel O’Neill, Patrick J. Rudnick and Robert J. Zutz, (with full power to each of them to act alone) his/her true and lawful attorney-in-fact and agent, for him/her and on its/his/her behalf and in his/her name, place and stead in any and all capacities, to make, execute and sign the Trust’s registration statement on Form N-1A and any and all amendments to such registration statement of the Trust, and to file with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the offer and sale of the shares of beneficial interest of the Trust, such registration statement and any such amendment, and any and all supplements thereto or to any prospectus or statement of additional information forming a part thereof, and any and all exhibits and other documents requisite in connection therewith, granting unto said attorneys, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as the Trust and the undersigned officers and trustees themselves might or could do.
The undersigned trustees and officers hereby execute this Power of Attorney as of this 1st day of June, 2011.

Signature	Title

/s/ Lawrence C. Rafferty	Chairman of the Board
Lawrence C. Rafferty

/s/ Daniel J. Byrne	Trustee
Daniel J. Byrne

/s/ Gerald E. Shanley III	Trustee
Gerald E. Shanley III

/s/ John Weisser	Trustee
John Weisser

/s/ Patrick J. Rudnick	Principal Financial Officer and Treasurer
Patrick J. Rudnick

/s/ Daniel D. O’Neill	President and Principal Executive Officer
Daniel D. O’Neill